Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2024
Basis of Preparation [Abstract]
Basis of Preparation

This condensed consolidated interim financial report for the half-year reporting period ended June 30, 2024 has been prepared in accordance with Australian Accounting Standard 134 Interim Financial Reporting and the Corporations Act 2001. These financial statements also comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as applicable to interim financial reporting.

This condensed consolidated interim financial report does not include all the notes normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the Annual Report for the period ended December 31, 2023 and any public announcements made by the Group during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The principal accounting policies adopted in the preparation of the financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

a)
The condensed consolidated interim financial statements incorporate the assets and liabilities of all subsidiaries of NOVONIX Limited (“Company” or “Parent Entity”) and the results of all subsidiaries during the half year ended June 30, 2024. NOVONIX Limited and its subsidiaries together are referred to in these financial statements as the “Group.”

Going Concern
b)
Going Concern

The financial report has been prepared on a going concern basis, which contemplates continuity of normal business activities and the realisation of assets and settlement of liabilities in the normal course of business.

The Group incurred a net loss of $28,710,957 (June 30, 2023: $28,098,747) and net operating cash outflows of $22,162,213 (June 30, 2023: $21,142,024) for the half-year ended June 30, 2024. As of June 30, 2024, the Group has a cash balance of $47,132,913 (December 31, 2023: $78,713,885) and net current assets of $48,475,798 (December 31, 2023: $81,312,913).

The net loss and cash outflows incurred during the period principally relate to the Group continuing to execute on its expansion plans of reaching production capacity of at least 150,000 tonnes per year aligned with expected future customer demand. The funding of these expansionary activities, which will primarily involve significant capital expenditure, additional funding beyond the existing cash balance as of June 30, 2024, and forecast inflows from customers, will be required in the twelve months from the date of approval of these financial statements.

These conditions give rise to a material uncertainty which may cast significant doubt (or substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) standards) over the Group’s ability to continue as a going concern. Should the Group be unable to continue as a going concern, it may be unable to realise its assets and discharge its liabilities in the normal course of business, and at amounts stated in the financial report.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2024

Note 1 Basis of preparation (continued)

The ability of the Group to continue as a going concern is principally dependent upon one or more of the following:

·
continuing to be able to draw down on the USD$100 million grant from the Department of Energy (DOE) Office of Manufacturing and Energy Supply Chains (MESC). During the first quarter, the Company began submitting reimbursement requests to the DOE Office of MESC for investments made at its Riverside facility in Chattanooga, Tennessee, and the Group has now received US$1.1 million in reimbursements in the six months ended June 30, 2024;
·
the ability of the Group to raise funds as and when necessary, from either customers, governments and/or investors in the form of debt or equity;
·
the successful and profitable growth of the battery materials, battery consulting and battery technology businesses; and
·
the ability of the Group to meet its cash flow forecasts.

The directors believe that the going concern basis of preparation is appropriate as the Group has a strong history of being able to raise capital from debt and equity sources, most recently through the issue of US$30 million of unsecured convertible loan notes to LG Energy Solution (LGES) in June 2023 (note 8).

The Group is continuing to actively engage with strategic partners, customers and investors to source additional funding to support the Group’s growth and fund the planned expansionary activities.

In addition, the Group was selected to receive a US$103 million section 48C Investment Tax Credit during the six-month period ended June 30, 2024, in connection to the Group’s Riverside project. The benefits associated with this tax credit are currently expected to be realized by the Group in 2027.

The Group has also had a formal loan application submitted and is in the process of negotiating the terms of the loan with the DOE LPO. The Group expects to be able to utilize the loan to fund certain of the eligible project costs associated with t~~h~~e development of a new greenfield production facility in the southeastern United States.

This financial report does not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts or classification of liabilities and appropriate disclosures that may be necessary should the Group be unable to continue as a going concern.

Historical cost convention

Historical cost convention

The financial statements have been prepared under the historical cost convention, except for, where applicable, the revaluation of available-for-sale financial assets, financial assets and liabilities at fair value through profit or loss, certain classes of property, plant and equipment and derivative financial instruments.

New and amended standards adopted by the Group
c)
New and amended standards adopted by the Group

There were no new, revised or amended standards adopted by the Group issued by the International Accounting Standards Board that are mandatory for the current reporting period.

New accounting standards and interpretations not yet adopted by the Group
d)
New accounting standards and interpretations not yet adopted by the Group

There were no new, revised or amended accounting standards or interpretations not yet adopted by the Group for the current reporting period that are expected to materially impact the Group.

Critical accounting estimates
e)
Critical accounting estimates

The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements were set out in the Annual Report for the period ended December 31, 2023. Except as noted in Note 6, no changes in critical accounting estimates were made during the six-month period ended June 30, 2024.